                         SUPPLEMENT DATED APRIL 1, 1997
                      TO PROSPECTUS DATED OCTOBER 31, 1996
                                       OF
                               SIERRA TRUST FUNDS
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118

The Prospectus, dated October 31, 1996, as supplemented to date, for the Class A Shares, Class B Shares and Class I Shares of the GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, CALIFORNIA MUNICIPAL, FLORIDA INSURED MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Sierra Trust Funds (the "Trust") is amended and supplemented as follows:

In the section "THE FUNDS IN DETAIL -- SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS -- ADVISOR" on page 61, add the following paragraph after the second paragraph:

         On March 6, 1997, Great Western Financial Corporation ("Great Western"), the indirect parent of Sierra Advisors, the Funds' investment advisor, and Washington Mutual, Inc. ("Washington Mutual"), a financial services company, announced that they had entered into an Agreement and Plan of Merger providing for the merger of Great Western with and into a wholly-owned subsidiary of Washington Mutual (the "Merger"). Subject to the satisfaction or waiver of certain conditions, including the receipt of necessary shareholder and regulatory approvals, it is anticipated that the Merger would close in the third quarter of 1997. Following the Merger, Sierra Advisors would be an indirect subsidiary of Washington Mutual. The Merger was announced following the announcement by H.F. Ahmanson ("Ahmanson") of an unsolicited proposal for the merger of Great Western and Ahmanson, which proposal was subsequently revised and is outstanding.

In the section "THE FUNDS IN DETAIL -- SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS -- SUB- ADVISORS" under the heading "VAN KAMPEN" on page 62, add the following two paragraphs after the first paragraph:

         On February 5, 1997, Morgan Stanley Group Inc. ("Morgan Stanley") and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management. Morgan Stanley is the indirect parent of Van Kampen American Capital Management Inc. ("Van Kampen"), investment sub-advisor to the California Municipal Fund, Florida Insured Municipal Fund, California Insured Intermediate Municipal Fund and National Municipal Fund.

         Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid- 1997. Thereafter, Van Kampen will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

             SHAREHOLDERS OF THE SIERRA ASSET MANAGEMENT PORTFOLIOS
                SHOULD REFER TO THE INFORMATION ON THE OTHER SIDE

                                                                     4559 (4/97)

                         SUPPLEMENT DATED APRIL 1, 1997
                      TO PROSPECTUS DATED OCTOBER 31, 1996
                                       OF
                               SIERRA TRUST FUNDS
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118

The Prospectus, dated October 31, 1996, as supplemented to date, for the Class A Shares, Class B Shares and Class I Shares of the GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, CALIFORNIA MUNICIPAL, FLORIDA INSURED MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Sierra Trust Funds (the "Trust") is amended and supplemented as follows:

In the section "THE FUNDS IN DETAIL -- SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS -- ADVISOR" on page 61, add the following paragraph after the second paragraph:

         On March 6, 1997, Great Western Financial Corporation ("Great Western"), the indirect parent of Sierra Advisors, the Funds' investment advisor, and Washington Mutual, Inc. ("Washington Mutual"), a financial services company, announced that they had entered into an Agreement and Plan of Merger providing for the merger of Great Western with and into a wholly-owned subsidiary of Washington Mutual (the "Merger"). Subject to the satisfaction or waiver of certain conditions, including the receipt of necessary shareholder and regulatory approvals, it is anticipated that the Merger would close in the third quarter of 1997. Following the Merger, Sierra Advisors would be an indirect subsidiary of Washington Mutual. The Merger was announced following the announcement by H.F. Ahmanson ("Ahmanson") of an unsolicited proposal for the merger of Great Western and Ahmanson, which proposal was subsequently revised and is outstanding.

In the section "THE FUNDS IN DETAIL -- SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS -- SUB-ADVISORS" under the heading "VAN KAMPEN" on page 62, add the following two paragraphs after the first paragraph:

        On February 5, 1997, Morgan Stanley Group Inc. ("Morgan Stanley") and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management. Morgan Stanley is the indirect parent of Van Kampen American Capital Management Inc. ("Van Kampen"), investment sub-advisor to the California Municipal Fund, Florida Insured Municipal Fund, California Insured Intermediate Municipal Fund and National Municipal Fund.

        Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     4559 (4/97)

                         SUPPLEMENT DATED APRIL 1, 1997
                      TO PROSPECTUS DATED OCTOBER 31, 1996
                                       OF
                               SIERRA TRUST FUNDS
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118

The Prospectus, dated October 31, 1996, as supplemented to date, for the Class A Shares and Class S Shares of the GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, SHORT TERM HIGH QUALITY BOND, SHORT TERM GLOBAL GOVERNMENT, U.S. GOVERNMENT, CORPORATE INCOME, CALIFORNIA MUNICIPAL, FLORIDA INSURED MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, NATIONAL MUNICIPAL, GROWTH AND INCOME, GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS of the Sierra Trust Funds (the "Trust") is amended and supplemented as follows:

In the section "THE FUNDS IN DETAIL -- SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS -- ADVISOR" on page 57, add the following paragraph after the second paragraph:

         On March 6, 1997, Great Western Financial Corporation ("Great Western"), the indirect parent of Sierra Advisors, the Funds' investment advisor, and Washington Mutual, Inc. ("Washington Mutual"), a financial services company, announced that they had entered into an Agreement and Plan of Merger providing for the merger of Great Western with and into a wholly-owned subsidiary of Washington Mutual (the "Merger"). Subject to the satisfaction or waiver of certain conditions, including the receipt of necessary shareholder and regulatory approvals, it is anticipated that the Merger would close in the third quarter of 1997. Following the Merger, Sierra Advisors would be an indirect subsidiary of Washington Mutual. The Merger was announced following the announcement by H.F. Ahmanson ("Ahmanson") of an unsolicited proposal for the merger of Great Western and Ahmanson, which proposal was subsequently revised and is outstanding.

In the section "THE FUNDS IN DETAIL -- SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS -- SUB- ADVISORS" under the heading "VAN KAMPEN" on page 58, add the following two paragraphs after the first paragraph:

         On February 5, 1997, Morgan Stanley Group Inc. ("Morgan Stanley") and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management. Morgan Stanley is the indirect parent of Van Kampen American Capital Management Inc. ("Van Kampen"), investment sub-advisor to the California Municipal Fund, Florida Insured Municipal Fund, California Insured Intermediate Municipal Fund and National Municipal Fund.

         Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     6961 (4/97)

                         SUPPLEMENT DATED APRIL 1, 1997
                      TO PROSPECTUS DATED OCTOBER 31, 1996
                                       OF
                        SIERRA TARGET MATURITY 2002 FUND
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118

The Prospectus, dated October 31, 1996, as supplemented to date, for the SIERRA TARGET MATURITY 2002 FUND (the "Fund") is amended and supplemented as follows:

In the section "THE FUND IN DETAIL -- SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS -- ADVISOR" on page 21, add the following paragraph after the second paragraph:

         On March 6, 1997, Great Western Financial Corporation ("Great Western"), the indirect parent of Sierra Advisors, the Fund's investment advisor, and Washington Mutual, Inc. ("Washington Mutual"), a financial services company, announced that they had entered into an Agreement and Plan of Merger providing for the merger of Great Western with and into a wholly-owned subsidiary of Washington Mutual (the "Merger"). Subject to the satisfaction or waiver of certain conditions, including the receipt of necessary shareholder and regulatory approvals, it is anticipated that the Merger would close in the third quarter of 1997. Following the Merger, Sierra Advisors would be an indirect subsidiary of Washington Mutual. The Merger was announced following the announcement by H.F. Ahmanson ("Ahmanson") of an unsolicited proposal for the merger of Great Western and Ahmanson, which proposal was subsequently revised and is outstanding.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    69631 (4/97)